Income Taxes - Net deferred tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Net operating loss carryforwards	$ 122,279	$ 83,058
Tax Credits	10,620	6,582
Stock compensation	4,752	4,088
Accruals and reserves	7,929	7,293
Lease liability	7,063
Depreciation	102
Other	1,889	853
Total deferred tax assets	154,634	101,874
Valuation allowance	(148,785)	(101,773)
Total Deferred tax assets	5,849	101
Deferred tax liabilities
Right-of-use asset	$ (5,849)
Depreciation		$ (101)